CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
CONTINGENCIES	CONTINGENCIES
The Company is a defendant in various lawsuits, and is exposed to contingent liabilities arising from legal and other actions relating to tax, environmental and other matters in the jurisdictions in which it operates. Management regularly reviews these matters with external counsel to assess the likelihood of a material cash outflow. Where management believes that a cash outflow is probable, a provision for the estimated settlement amount is recognized. Liabilities relating to uncertain tax treatments are recognized as part of income tax liabilities. At December 31, 2025, the Company’s provision for legal, environmental and other matters amounted to $10.3 million which was primarily included in liabilities relating to assets held for sale (note 9) (2024 – $6.4 million included in other non-current liabilities).
The significant outstanding matters as at December 31, 2025 are as follows:
(a)Mercedes Mine 2016 tax year audit
The Company sold the Mercedes Mine to a third party in 2022 and the sale agreement included tax indemnity provisions. The Mexican tax authority is currently auditing the 2016 tax year for the Mercedes Mine. As a final assessment has not been issued, the Company determined that no present obligation existed under the tax indemnity at December 31, 2025 and, accordingly, no provision was recognized. The amount and timing of any final assessment remain uncertain and may be subject to appeal.
(b)Environmental
A historic rain event caused widespread flooding in the Aurizona region in March 2021 resulting in the overflow of a freshwater pond at the Aurizona site. The tailings facility and other infrastructure remained operational. Public civil actions have been filed against MASA in the state and federal courts seeking various damages related to the rain event, and criminal proceedings have been initiated by the federal public prosecutor. The Company, together with its advisors, believes the public civil actions and criminal proceedings are without merit and that a cash outflow is not probable. Accordingly, no provision has been recognized in relation to the public civil actions and criminal proceedings at December 31, 2025. In connection with the Brazil Sale Transaction (note 9), the Company has provided indemnities to the Buyer in respect of certain claims, including this matter.